Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Capital stock:	Capital surplus:	Retained earnings appropriated for legal reserve:	Unappropriated retained earnings:	Accumulated other comprehensive income (loss), net of taxes:	Treasury stock, at cost:	Noncontrolling interests:	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Balance at beginning of period at Mar. 31, 2021		¥ 2,090,270	¥ 5,533,761	¥ 239,571	¥ 8,589,900	¥ (289,481)	¥ (503,072)	¥ 583,605
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(6,937)
Other—net			(2,511)					(18)
Common stock—¥12.50 per share and ¥14.50 per share in 2021 and 2022					(160,579)
Net change during the period	¥ 227,194					207,990		19,204
Purchases of shares of treasury stock							(8,507)
Sales of shares of treasury stock							5,577
Net increase resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies							(355)
Initial subscriptions of noncontrolling interests								1,627
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders								71,318
Decrease in noncontrolling interests related to deconsolidation of subsidiaries								(9,919)
Net income (loss) before attribution of noncontrolling interests	756,833				737,611			19,222
Dividends paid to noncontrolling interests								(17,458)
Balance at end of period at Sep. 30, 2021	17,100,819	2,090,270	5,524,313	239,571	9,166,932	(81,491)	(506,357)	667,581	¥ 16,433,238
Balance at beginning of period at Mar. 31, 2022	16,296,522	2,090,270	5,327,772	239,571	8,172,646	227,033	(452,224)	691,454
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(10,190)
Other—net			242					55
Common stock—¥12.50 per share and ¥14.50 per share in 2021 and 2022					(182,921)
Net change during the period	1,263,173					1,198,138		65,035
Purchases of shares of treasury stock							(238,784)
Sales of shares of treasury stock							1,918
Net increase resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies							(11)
Initial subscriptions of noncontrolling interests								16
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders								(3,403)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries								(12,556)
Net income (loss) before attribution of noncontrolling interests	(951,395)				(1,014,129)			62,734
Dividends paid to noncontrolling interests								(15,158)
Balance at end of period at Sep. 30, 2022	¥ 16,147,508	¥ 2,090,270	¥ 5,317,824	¥ 239,571	¥ 6,975,596	¥ 1,425,171	¥ (689,101)	¥ 788,177	¥ 15,359,331